FAIR VALUE MEASUREMENTS (Details) - Schedule of fair value assets measured on a recurring basis - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Liabilities:
Conversion Option Liability (see Note 5)		$ 6,892
Level 1 [Member]
Assets:
Investments held in Trust Account - U.S. Treasury Securities Money Market Fund	$ 141,686,598	139,410,739
Level 3 [Member]
Liabilities:
Warrant Liability - Private Placement Warrants	$ 1,231,200	3,351,600
Conversion Option Liability (see Note 5)		$ 6,892